Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary of assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$977,508,836	$—	$—
Liabilities:
Derivative warrant liabilities – public warrants	$—	$—	$19,769,110
Derivative warrant liabilities – private warrants	$—	$—	$15,391,590

Summary of fair value measurement inputs and valuation techniques

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of March 18, 2021
Stock price	$9.83	$9.80
Volatility	23.3%	23.0%
Expected life of the options to convert	6.46	6.51
Risk-free rate	1.27%	1.17%
Dividend yield	—	—

Summary of fair value of the derivative warrant liabilities

The change in the fair value of the Level 3 derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at December 31, 2020	$—	$—	$—
Issuance of derivative warrant liabilities	19,769,110	15,391,590	35,160,700
Change in fair value of derivative warrant liabilities	461,450	451,390	912,840

Derivative warrant liabilities at March 31, 2021	$20,230,560	$15,842,980	$36,073,540